Schedule of Investments
March 31, 2023 (unaudited)
AmericaFirst Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 59.64%

Biological Products (No Diagnostic Substances) - 2.87%
Amgen, Inc.	1,342	324,429
Gilead Sciences, Inc.	3,903	323,832

		648,261

Cigarettes - 2.70%
Altria Group, Inc.	6,719	299,802
Philip Morris International, Inc.	3,185	309,741

		609,543

Computer & Office Equipment - 2.79%
HP, Inc.	10,703	314,133
International Business Machines Corp.	2,416	316,713

		630,846

Computer Communications Equipment - 1.48%
Cisco Systems, Inc.	6,434	336,337

Converted Paper & Paperboard Prods (No Containers/Boxes) - 1.47%
Kimberly-Clark Corp.	2,504	336,087

Crude Petroleum & Natural Gas - 4.00%
Coterra Energy, Inc.	12,426	304,934
Devon Energy Corp.	5,731	290,046
Pioneer Natural Resources Co.	1,525	311,466

		906,446

Cutlery, Handtools & General Hardware - 1.31%
Stanley Black & Decker, Inc.	3,691	297,421

Drawing & Insulating of Nonferrous Wire - 1.42%
Corning, Inc.	9,124	321,895

Electric & Other Services Combined - 7.23%
Alliant Energy Corporation (2)	6,141	327,930
Consolidated Edison, Inc. (2)	3,518	336,567
Exelon Corp. (2)	7,754	324,815
NiSource Inc.	11,498	321,484
Public Service Enterprise Group, Inc. (2)	5,245	327,550

		1,638,346

Electric Services - 5.75%
Edison International	4,762	336,150
Entergy Corp. (2)	3,053	328,930
FirstEnergy Corp	7,882	315,753
PPL Corp.	11,566	321,419

		1,302,252

Food & Kindred Products - 1.45%
Conagra Brands, Inc. (2)	8,721	327,561

Grain Mill Products - 1.37%
Kellogg Co.	4,673	312,904

Industrial Organic Chemicals - 1.33%
LyondellBasell Industries NV Class A	3,209	301,293

Investment Advice - 1.28%
Franklin Resources, Inc.	10,782	290,467

Motor Vehicles & Passenger Car Bodies - 1.40%
Ford Motor Co.	25,189	317,381

Petroleum Refining - 4.06%
Chevron Corp.	1,913	312,125
Exxon Mobil Corp.	2,805	307,596
Phillips 66	2,957	299,781

		919,502

Pharmaceutical Preparations - 4.17%
AbbVie, Inc.	2,020	321,927
Bristol-Myers Squibb Co.	4,477	310,301
Pfizer, Inc.	7,662	312,610

		944,838

Plastics, Materials, Synthetic Resins & Nonvulvan Elastomers - 1.30%
Dow, Inc.	5,371	294,438

Poultry Slaughtering & Processing - 1.39%
Tyson Foods, Inc. Class A (2)	5,289	313,743

Retail - Eating Places - 1.49%
Darden Restaurants, Inc. (2)	2,168	336,387

Retail - Radio TV & Consumer Electronics Stores - 1.32%
Best Buy Co., Inc.	3,806	297,896

Security Brokers, Dealers & Flotation Companies - 1.26%
Morgan Stanley (2)	3,255	285,789

Services-Advertising Agencies - 1.44%
The Interpublic Group of Cos., Inc.	8,750	325,850

Services-Business Services, Nec - 1.19%
Fidelity National Information Services, Inc.	4,977	270,400

Surgical & Medical Instruments & Apparatus - 1.30%
3M Co. (2)	2,796	293,888

Television Broadcasting Stations - 1.46%
Paramount Global Class A	12,808	330,959

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.41%
Watsco, Inc. Class B	1,016	320,365

Total Common Stock	(Cost $ 13,427,654)	13,511,095

Real Estate Investment Trusts - 9.41%

Annaly Capital Management, Inc.	15,230	291,045
AvalonBay Communities, Inc.	1,811	304,357
Equity Residential (2)	5,073	304,380
Extra Space Storage, Inc.	1,912	311,522
Iron Mountain, Inc.	5,901	312,222
UDR, Inc.	7,405	304,049
VICI Properties, Inc.	9,306	303,562

Total Real Estate Investment Trusts	(Cost $ 2,242,952)	2,131,137

Exchange Traded Funds - 30.39%

iShares 10-20 Year Treasury Bond ETF (4)	15,356	1,758,876
SPDR Bloomberg High Yield Bond (4)	18,368	1,704,918
VanEck Vectors Fallen Angel High Yield Bond ETF (4)	61,163	1,713,787
Vanguard Total International Bond ETF (4)	34,879	1,706,281

Total Exchange Traded Funds	(Cost $ 6,771,036)	6,883,862

Money Market Registered Investment Companies - 0.56%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 4.85% (3)	126,057	126,057

Total Money Market Registered Investment Companies	(Cost $ 126,057)	126,057

Total Investments - 100.00%	(Cost $ 22,567,699)	22,652,151

Liabilities in Excess of Other Assets - .00%		(1,001)

Total Net Assets - 100.00%		22,651,150

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$22,652,151	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,652,151	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.
(4) Exchange-traded fund.